FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

22. FAIR VALUE MEASUREMENTS

        According to U.S. GAAP requirements the Group records derivative instruments, redeemable noncontrolling interest, contingent consideration and available-for-sale investments at fair value on a recurring basis.

        The following tables summarize those assets and liabilities measured at fair value on a recurring basis:

	Significant observable inputs (Level 1) as of December 31, 2014	Significant other observable inputs (Level 2) as of December 31, 2014	Significant unobservable inputs (Level 3) as of December 31, 2014
Assets
Sistema International Funding S.A. Bonds due 2019 (related party) (Note 7, 25)	42	—	—
Sistema Notes due in 2016 (series 04) (related party) (Note 7, 25)	534	—	—
Derivative instruments (Note 21)	—	21,944	—
Liabilities
Derivative instruments (Note 21)	—	(2,550)	—
Contingent consideration	—	—	(99)
Redeemable noncontrolling interest (Note 27)	—	—	(3,192)

	Significant observable inputs (Level 1) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2013	Significant unobservable inputs (Level 3) as of December 31, 2013
Assets
Mutual investment fund "Reservnyi" (Note 7 and 25)	4,154	—	—
Derivative instruments (Note 21)	—	1,837	—
Liabilities
Derivative instruments (Note 21)	—	(421)	—
Contingent consideration	—	—	(11)
Redeemable noncontrolling interest (Note 27)	—	—	(2,932)

        Changes in the Group's net assets and earnings resulted from recurring fair value measurements of Level 3 assets and liabilities were not significant for the years ended December 31, 2014 and 2013. There were no realized and unrealized gains and losses on Level 3 assets and liabilities for the years ended December 31, 2014 and 2013.

        The fair value measurement of the Group's derivative instruments is based on the observable yield curves for similar instruments. The redeemable noncontrolling interest was measured at fair value using a discounted cash flow technique. The fair value of contingent consideration was determined as the best estimate of all possible outcomes of the contingency. The inputs are based on all available internal and external information, including growth projections and industry experts' estimates, where applicable.

        The most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest as of December 31, 2014 and 2013 are presented in the table below:

	December 31,
Unobservable inputs	2014	2013
Discount rate	15%	12%
Revenue growth rate	0.02 - 0.2% (av. 0.1%)	0.7 - 1.2% (av. 0.9%)
OIBDA margin	44.7 - 46.5% (av. 45.4%)	49.4 - 50.7% (av. 49.8%)

        There were no transfers between levels within the hierarchy for the years ended December 31, 2014 and 2013.

        In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Group records assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges. In 2014, an impairment charge of RUB 3,225 million related to equity investment in MTS Bank was recognized in equity net loss / (income) of associates in the accompanying consolidated statements of operations and comprehensive income (Note 15). The impairment reflects the review of the development prospects associated with an economic downturn in Russia. The fair value of equity investment in the amount of RUB 4,857 million was determined based on a discounted cash flow technique utilizing significant unobservable inputs ("Level 3" significant unobservable inputs of the hierarchy established by the U.S. GAAP guidance). The key assumptions in the fair value calculations included discount rate of 23.3% and average OIBDA margin of 5%.

        No impairment charges were recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2013.

        An impairment loss of RUB 20,037 million on Uzdunrobita goodwill and long-lived assets was recognized in the consolidated statements of operations and comprehensive income for the year ended December 31, 2012 (Note 4). In 2013 this loss was assigned to discontinued operations.

        The carrying amounts of cash and cash equivalents; short-term investments; accounts receivable; accounts payable and accrued expenses approximate their fair values because of the relatively short-term maturities of these financial instruments.

        The fair value of notes payable is estimated based on quoted prices for those instruments ("Level 1" of the hierarchy established by the U.S. GAAP guidance). As of December 31, 2014 and 2013, the fair value of notes payable, including the current portion, amounted to RUB 96,222 million and RUB 106,668 million, respectively.

        The fair value of bank loans and other debt is estimated using discounted cash flows and market-based expectations for interest rates, credit risk and the contractual terms of the debt instruments ("Level 2" of the hierarchy established by the U.S. GAAP guidance). As of December 31, 2014 and 2013 the fair value of bank loans and other debt, including the current portion, amounted to RUB 162,914 million and RUB 116,356 million, respectively.